Related party receivables (Details Narrative) € in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Notes and other explanatory information [abstract]
Outstanding balance	$ 370	€ 324